SCHEDULE OF CALCULATION OF BASIC AND DILUTED NET INCOME PER SHARE (Details) - USD ($)		1 Months Ended	12 Months Ended
		Dec. 31, 2024	Dec. 31, 2025	Dec. 31, 2024
Basic net income (loss) per ordinary share			$ (0.35)	$ (0.36)
Diluted net income (loss) per ordinary share			$ (0.35)	$ (0.36)
Class A Ordinary Share [Member]
Net income (loss)			$ 2,880,480
Weighted Average Ordinary Shares			11,626,027
Basic net income (loss) per ordinary share		$ 0.00	$ 0.25
Net income (loss)			$ 2,870,496
Weighted Average Ordinary Shares			11,626,027
Diluted net income (loss) per ordinary share		$ 0.00	$ 0.25
Class B Ordinary Share [Member]
Net income (loss)	[1]	$ (5,112)	$ 1,364,045
Weighted Average Ordinary Shares	[1]	5,000,000	5,505,479
Basic net income (loss) per ordinary share	[1]	$ (0.00)	$ 0.25
Net income (loss)	[1]	$ (5,112)	$ 1,374,029
Weighted Average Ordinary Shares	[1]	5,000,000	5,565,068
Diluted net income (loss) per ordinary share	[1]	$ (0.00)	$ 0.25

[1]	Excludes up to 750,000 Class B ordinary shares that were subject to forfeiture if the over-allotment option was not exercised in full or in part by the Underwriters (Note 6). On April 30, 2025, the Underwriters’ over-allotment option was exercised in full simultaneously with the Initial Public Offering, and the 750,000 Class B ordinary shares were no longer subject to forfeiture.